Note 4 - Related Party Transactions	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related Party Transactions

Details of the Company's transactions with related parties did not
change in the
six
-month period ended
June 30, 2020
and are discussed in Note
6
of the Company's consolidated financial statements for the year ended
December 31, 2019,
included in the
2019
Annual Report.

Each of the Company's vessel owning companies is party to a management agreement with one
of the Management Companies, both of which are controlled by members of the Pittas family, whereby the Management Companies provide technical and commercial vessel management for a fixed daily fee of Euro
685
for both the
six
months ended
June 30, 2019
and
2020
under the Company's Master Management Agreements (“MMA”) with the Management Companies. Vessel management fees paid to the Management Companies amounted to
$984,543
and
$973,504
in the
six
-month periods ended
June 30, 2019
and
2020,
respectively.
The MMAs were renewed effective
May 30, 2018
for an additional
five
-year term until
May 30, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro
685
for the year
2020
and
may
be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of operations.

In addition to the vessel management services, the Manager provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company's subsidiaries. For each of the six
months ended
June 30, 2019
and
2020,
compensation paid to the Manager for such additional services to the Company was
$625,000
.
This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of operations.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Companies during the normal course of operations for which a right of offset exists. As of
December 31, 2019
and
June 30, 2020,
the amount due to related companies was
$1,547,210
and
$1,782,354,
respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales price and
1.25%
of charter revenues. Commissions to Eurochart S.A. for chartering services were
$158,044
and
$120,025
for the
six
-month periods ended
June 30, 2019
and
2020,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$23,783
and
$46,570
in the
first
six
months of
2019,
respectively. In the
first
six
months of
2020,
total fees charged by Sentinel and Technomar were
$21,139
and
$40,001,
respectively. These amounts are recorded in “Vessel operating expenses” under “Operating expenses” in the accompanying unaudited condensed consolidated statements of operations.

The Company
may
also draw down funds under a commitment from a company controlled by the Pittas family and affiliated with the Company's Chief Executive Officer. The Company has not
yet drawn down on this commitment.